Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	¥ 675,685	¥ 1,724,141	¥ 3,286,145
Disposal of subsidiaries	(6,056)	(9,571)
Additions	178,019	43,010	134,380
Disposals	(992)	(470)	(56,033)
Amortization	(138,831)	(1,003,282)	(1,631,280)
Impairment provisions	0	80,800	17,736
Currency translation differences	(3,309)	2,657	8,665
Closing net book amount	704,516	675,685	1,724,141
Intangible Assets with Indefinite Useful Life
Disclosure of detailed information about intangible assets [line items]
Impairment provisions	0	0	0
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	14,924,070	14,917,102	14,756,344
Closing net book amount	14,931,306	14,924,070	14,917,102
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(14,248,385)	(13,192,961)	(11,470,199)
Closing net book amount	(14,226,790)	(14,248,385)	(13,192,961)
Noncompete agreements
Disclosure of detailed information about intangible assets [line items]
Opening net book amount		564,910	1,533,328
Amortization		(564,910)	(968,418)
Closing net book amount			564,910
Noncompete agreements | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	7,183,773	7,183,773	7,183,773
Closing net book amount	7,183,773	7,183,773	7,183,773
Noncompete agreements | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(7,183,773)	(6,618,863)	(5,650,445)
Closing net book amount	(7,183,773)	(7,183,773)	(6,618,863)
Trademarks, patents, software and others
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	221,121	704,667	1,298,253
Disposal of subsidiaries	(6,056)	(9,571)
Additions	14,962	43,010	134,380
Disposals	(992)	(470)	(56,033)
Amortization	(138,831)	(438,372)	(662,862)
Impairment provisions		80,800	17,736
Currency translation differences	2,076	2,657	8,665
Closing net book amount	92,280	221,121	704,667
Trademarks, patents, software and others | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	5,405,499	5,413,444	5,268,168
Closing net book amount	5,281,533	5,405,499	5,413,444
Trademarks, patents, software and others | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(5,184,378)	(4,708,777)	(3,969,915)
Closing net book amount	(5,189,253)	(5,184,378)	(4,708,777)
Customer lists | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	1,573,479	1,563,680	1,553,507
Closing net book amount	1,556,086	1,573,479	1,563,680
Customer lists | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(1,573,479)	(1,563,680)	(1,553,507)
Closing net book amount	(1,556,086)	(1,573,479)	(1,563,680)
Driver lists | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	306,755	301,641	296,332
Closing net book amount	297,678	306,755	301,641
Driver lists | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(306,755)	(301,641)	(296,332)
Closing net book amount	(297,678)	(306,755)	(301,641)
Licenses
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	454,564	454,564	454,564
Additions	163,057
Currency translation differences	(5,385)
Closing net book amount	612,236	454,564	454,564
Licenses | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	454,564	454,564	454,564
Closing net book amount	¥ 612,236	¥ 454,564	¥ 454,564